Fair Value Measurements - Additional Information (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at Fair Value	$ 8,786,190	$ 9,638,665
Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at Fair Value	3,919,738	3,853,801
Linde plc Ordinary Shares
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at Fair Value	4,443,410	5,376,560
Cash Equivalents
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at Fair Value	423,042	408,304
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at Fair Value	8,786,190	9,638,665
Level 1 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at Fair Value	3,919,738	3,853,801
Level 1 | Linde plc Ordinary Shares
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at Fair Value	4,443,410	5,376,560
Level 1 | Cash Equivalents
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at Fair Value	423,042	408,304
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at Fair Value	0	0
Level 2 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at Fair Value	0	0
Level 2 | Linde plc Ordinary Shares
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at Fair Value	0	0
Level 2 | Cash Equivalents
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at Fair Value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at Fair Value	0	0
Level 3 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at Fair Value	0	0
Level 3 | Linde plc Ordinary Shares
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at Fair Value	0	0
Level 3 | Cash Equivalents
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at Fair Value	$ 0	$ 0